Sales	12 Months Ended
Dec. 31, 2011
Sales [Abstract]
Sales
Note 12 - Sales

A.           Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2009	2010	2011
	US$ thousands

North America	14,464	22,071	29,627
Europe	3,507	4,174	5,174
Rest of the world	2,555	4,154	4,832

	20,526	30,399	39,633

All property, plant and equipment are located in Israel.

B.           Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2009	2010	2011
	US$ thousands

Customer "A"	*	3,440	4,882
Customer "B"	2,593	4,160	4,195
Customer "C"	2,920	3,214	*

*	Less than 10% of sales.